Business Description	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Business Description

Organization

RumbleOn, Inc. (along with its consolidated subsidiaries, the “Company”) was incorporated in October 2013 under the laws of the State of Nevada, as Smart Server, Inc. (“Smart Server”). On February 13, 2017, the Company changed its name from Smart Server, Inc. to RumbleOn, Inc.

Nature of Operations

Smart Server was originally formed to engage in the business of designing and developing mobile application payment software for smart phones and tablet computers. After Smart Server ceased its software development activities in 2014, it had no operations and nominal assets, meeting the definition of a “shell company” under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and regulations thereunder.

In July 2016, Berrard Holdings Limited Partnership (“Berrard Holdings”) acquired 99.5% of the common stock of the Company from the principal stockholder. Shortly after the Berrard Holdings common stock purchase, the Company began exploring the development of a capital light e-commerce platform facilitating the ability of both consumers and dealers to Buy-Sell-Trade-Finance pre-owned recreation vehicles in one online location. The Company’s goal is for the platform to be widely recognized as the leading online solution for the sale, acquisition, and distribution of recreation vehicles by providing users with the most efficient, timely and transparent experience. The Company’s initial focus is the market for 650cc and larger on road motorcycles, particularly those concentrated in the “Harley-Davidson” brand. The Company will look to extend to other brands and additional vehicle types and products as the platform matures.

The Company’s business plan is currently driven by a technology platform that it acquired on February 8, 2017 from NextGen Dealer Solutions, LLC (“NextGen”), which the Company owns and operates through its wholly-owned subsidiary NextGen Pro, LLC (“NextGen Pro”). The NextGen’s platform provides vehicle appraisal, inventory management, customer relationship management and lead management, equity mining, and other key services necessary to drive the online marketplace. For additional information, see Note 4 - “Acquisitions.”

With its online platform, the Company offers consumers and dealers cash for the purchase of their vehicles and provides the flexibility for consumers or dealers to trade, list, or auction their vehicle through the Company and its dealer partners. In addition, the Company offers a large inventory of vehicles for sale on its website as well as third-party financing and associated products. The Company earns fees and transaction income, while its dealer partners can earn incremental revenue and enhance profitability through increased sales leads as well as income from inspection, reconditioning and distribution programs.

On March 31, 2017, the Company completed the sale of 620,000 shares of Class B Common Stock, par value $0.001, at a price of $4.00 per share for aggregate proceeds of $2,480,000 in the private placement (the “2017 Private Placement”). Officers and directors of the Company acquired 175,000 shares of Class B Common Stock in the 2017 Private Placement. Proceeds from the 2017 Private Placement were used to complete the launch of the Company’s website, www.rumbleon.com, acquire vehicle inventory, continue development of the Company’s platform, and for working capital purposes.

On June 30, 2017, the Company filed a Registration Statement on Form S-1 (the “Registration Statement”) with the Securities and Exchange Commission (the "SEC") covering the resale of 8,993,541 shares of Class B Common Stock issued in the NextGen acquisition and the 2017 Private Placement and other shares previously held by our stockholders, including our officers and directors. The SEC declared the Registration Statement effective on July 7, 2017. In connection with the filing of the Registration Statement, our officers and directors and certain stockholders entered into a lock-up agreement restricting, through December 31, 2017, the resale of an aggregate of 6,848,800 shares of our common stock held by them and subject to the Registration Statement.

  Smart Server was formed to engage in the business of designing and developing computer application software for smart phones and tablet computers (“mobile payment application”) to provide customers at participating restaurants, bars, and clubs the ability to pay their bill with their smartphone without having to ask for the check. Smart Server ceased its software development activities in 2014 and, having no operations and no or nominal assets, met the definition of a "shell company" under the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

In July 2016, Berrard Holdings Limited Partnership ("Berrard Holdings") acquired 99.5% of the common stock of Smart Server from the prior owner of such shares and efforts began on the development of a unique, capital light, and disruptive e-commerce platform facilitating the ability of both consumers and dealers to Buy-Sell-Trade-Finance pre-owned recreation vehicles. It is our goal to have the platform recognized as the most trusted and effective solution for the sale, acquisition, and distribution of recreation vehicles and provide users an efficient, fast, transparent, and engaging experience. Our initial focus is the market for 650cc and larger on road motorcycles, particularly those concentrated in the Harley Davidson brand; we will look to extend to other brands and additional vehicle types and products as the platform matures.

RumbleON intends to both make consumers or dealers a cash offer for the purchase of their vehicle and provide them the flexibility to trade, list, consign, or auction their vehicle through the websites and mobile apps of RumbleON and our partner dealers. In addition, RumbleON will offer a large inventory of vehicles for sale on its website and will offer financing and associated products. RumbleON will earn fees and transaction income, and partner dealers will earn incremental revenue and enhance profitability through increased sales leads, and fees from inspection, reconditioning and distribution programs. RumbleON will be driven by a proprietary technology platform that was acquired on February 8, 2017 from NextGen Dealer Solutions, LLC. The NextGen platform provides integrated accounting, appraisal, inventory management, CRM, lead and call center management, equity mining, and other key services necessary to drive the online marketplace. For additional information, see Note 11 “Subsequent Events.”

As of December 31, 2016, the Company had a total of $1,350,580 in available cash. If we were to not receive any additional funds, we could not continue in business for the next 12 months with our currently available capital. Since inception, we have financed our cash flow requirements through debt and equity financing. As we expand our activities, we may, and most likely will, continue to experience net negative cash flows from operations, pending the Company’s ability to generate sustainable cash flow from the implementation of its business strategy and utilization of its e-commerce platform.